Derivative financial instruments (Details) € in Millions, ¥ in Millions, £ in Millions, $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 GBP (£)	Dec. 31, 2022 GBP (£)	Dec. 31, 2021 GBP (£)	Dec. 31, 2023 USD ($) GBP (£)	Dec. 31, 2023 EUR (€) GBP (£)	Dec. 31, 2023 AUD ($) GBP (£)	Dec. 31, 2023 JPY (¥) GBP (£)	Dec. 31, 2022 USD ($) GBP (£)	Dec. 31, 2022 EUR (€) GBP (£)	Dec. 31, 2022 AUD ($) GBP (£)	Dec. 31, 2022 JPY (¥) GBP (£)
Derivative financial instruments
Net gain/(loss) on net investment hedge, recognised in other comprehensive income	£ 109	£ (68)	£ 15
Net investment hedge
Derivative financial instruments
Hedge ratio	1
Gain or (loss) due to ineffectiveness	£ 0	(1)
Net gain/(loss) on net investment hedge, recognised in other comprehensive income	£ 109	£ (68)
Net investment hedge | US dollar
Derivative financial instruments
Amount of hedged item | $				$ 2,756				$ 3,065
Net investment hedge | Euro
Derivative financial instruments
Amount of hedged item | €					€ 343				€ 577
Net investment hedge | AUD
Derivative financial instruments
Amount of hedged item | $						$ 0				$ 8
Net investment hedge | JPY
Derivative financial instruments
Amount of hedged item | ¥							¥ 1,898				¥ 1,870
Cross-currency swaps | Net investment hedge | US dollar
Derivative financial instruments
Hedge ratio	1	1
Nominal amount of hedging instrument				1,641	1,641	1,641	1,641	1,728	1,728	1,728	1,728
Gain or (loss) due to ineffectiveness		£ (1)
Cross-currency swaps | Net investment hedge | JPY
Derivative financial instruments
Hedge ratio	1	1
Nominal amount of hedging instrument				11	11	11	11	12	12	12	12
Cross-currency swaps notional | Net investment hedge | US dollar
Derivative financial instruments
Nominal amount of hedging instrument | $				2,091				2,091
Cross-currency swaps notional | Net investment hedge | JPY
Derivative financial instruments
Nominal amount of hedging instrument | ¥							1,925				1,925
Cross-currency swaps future interest cash flow | Net investment hedge | US dollar
Derivative financial instruments
Nominal amount of hedging instrument | $				206				274
Cross-currency swaps future interest cash flow | Net investment hedge | JPY
Derivative financial instruments
Nominal amount of hedging instrument | ¥							27				55
Loan notional | Net investment hedge | US dollar
Derivative financial instruments
Hedge ratio	1	1
Nominal amount of hedging instrument				360	360	360	360	579	579	579	579
Bonds | Net investment hedge | Euro
Derivative financial instruments
Hedge ratio	1	1
Nominal amount of hedging instrument				298	298	298	298	510	510	510	510
Overdraft | Net investment hedge | AUD
Derivative financial instruments
Hedge ratio		1
Nominal amount of hedging instrument						0		5	5	5	5